UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2013


[LOGO OF USAA]
   USAA(R)

                                           [GRAPHIC OF USAA CAPITAL GROWTH FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA CAPITAL GROWTH FUND
       JANUARY 31, 2013

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

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PRESIDENT'S MESSAGE

"AS I WRITE TO YOU, INVESTORS ARE SHOWING          [PHOTO OF DANIEL S. McNAMARA]
A GROWING APPETITE FOR RISK."

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MARCH 2013

At the beginning of January of this year, the "fiscal cliff" had been averted. However, the deal reached by Congress was less than perfect and on March 1, sequestration took effect after Congress was unable to come up with a long-term plan to resolve our nation's toughest fiscal challenges. Due to the legally-mandated sequestration, I expect the country's fiscal condition to remain in flux.

As part of the fiscal cliff agreement, lawmakers blocked some large tax increases, but they allowed the payroll tax holiday to expire and raised the tax rate on individuals earning more than $400,000 a year ($450,000 for couples). They also approved a smaller-than-expected increase in the capital gains tax. However, Congress delayed action on the "sequester," until spring, which mandates automatic, across-the-board spending cuts.

In the meantime, U.S. economic growth appears to have slowed. After generating 3.1% real gross domestic product (GDP) growth in the third quarter of 2012, the U.S. economy contracted during the fourth quarter. Looking ahead, I believe U.S. economic growth to remain below 2%, although the housing market, which continues to improve, is a bright spot. Although Congress has allowed the sequester to be implemented, the effect of spending cuts alone should not have a material impact on the growth of U.S. GDP. Nonetheless, along with the January tax increases, this could further weaken economic growth over the next few calendar quarters.

The U.S. Federal Reserve (the Fed) continues to do all it can to boost economic growth and reduce unemployment. During September 2012, it launched a third round of quantitative easing (QE3), making an open-ended commitment to buy mortgage-backed securities. The Fed went even further in December of last year, making a commitment -- also open ended -- to buy long-term U.S. Treasury securities every month starting in January 2013. By the end of the reporting period, the U.S. central bank was pumping money into the U.S. economy. The Fed also has kept short-term interest rates at exceptionally low levels and is unlikely to raise rates in the near future. However, according to minutes from recent meetings, Fed governors are debating the timing of a rate increase relative to certain economic thresholds.

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

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As I write to you, investors are showing a growing appetite for risk. U.S. stock prices, as represented by the S&P 500(R) Index, climbed during the reporting period. But I am troubled that few of these gains can be attributed to earnings and dividends. Approximately two thirds of the price appreciation was the result of multiple expansions. In other words, investors appeared to favor stocks for their own sake, not for the earnings growth of the underlying companies themselves. This suggests that some people are investing in stocks just because their prices are rising, which indicates a certain amount of complacency.
Indeed, at the time of this writing, the "fear index," the VIX (a measure of market volatility), is extremely low.

Meanwhile, fixed-income securities were less in favor. Some observers even predicted the "demise" of bonds as an asset class. Hyperbole aside, I believe that many people forget how large and diverse the fixed-income market is. It comprises many types of bonds, U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes perform differently from each other. For example, during the reporting period, investment-grade corporate bonds outperformed U.S. Treasury securities and high-yield bonds outperformed investment-grade corporate bonds. That said, I believe that bonds will not experience the same level of price appreciation they have experienced in recent years. In my opinion, fixed-income securities have returned to their historic role as an income-accumulation vehicle.

Looking ahead, our short-term outlook is cautious. The U.S. economy remains fragile and no one knows how the looming sequester will affect GDP growth. In this environment, we believe our disciplined investment approach -- which seeks to identify attractive opportunities while minimizing potential risks -- is particularly advantageous. On behalf of everyone at USAA Asset Management Company, thank you for allowing us to serve your investment needs. We appreciate your continued confidence.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

VIX is a trademarked ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  9

    Notes to Portfolio of Investments                                        19

    Financial Statements                                                     20

    Notes to Financial Statements                                            23

EXPENSE EXAMPLE                                                              37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA CAPITAL GROWTH FUND'S (THE FUND) INVESTMENT OBJECTIVE IS CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund invests primarily in equity securities that are believed to be the most attractive in the global marketplace. The Fund may invest up to 100% of its assets in foreign securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF MICHAEL P. McELROY]                   [PHOTO OF STEPHEN A. LANZENDORF]
   MICHAEL P. McELROY, CFA                         STEPHEN A. LANZENDORF, CFA
   Batterymarch Financial                          Batterymarch Financial
   Management, Inc.                                Management, Inc.

--------------------------------------------------------------------------------

o HOW DID THE USAA CAPITAL GROWTH FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   At the end of the reporting period, the Fund had a total return of 13.87%. This compares to returns of 14.25% for the Lipper Global Funds Index and 13.47% for the MSCI World Index (the Index).

   Batterymarch Financial Management, Inc. (Batterymarch) is the subadviser to the Fund.

o HOW WOULD YOU DESCRIBE THE ENVIRONMENT FOR GLOBAL STOCKS DURING THE REPORTING PERIOD?

   The flood of monetary policy moves that began in June 2012 extended into the third quarter, as central banks around the world sought to support flagging growth. In particular, the U.S. Federal Reserve's (the Fed) announcement of a third round of quantitative easing (QE3) in September of 2012 surprised the market with its scope: QE3 represented an open-ended promise by the Fed to purchase $40 billion per month of agency mortgage-backed securities to boost the U.S.

   Refer to page 6 for benchmark definitions.

   High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA CAPITAL GROWTH FUND

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   economy. Markets reacted by reaching highs rarely seen since the start of the financial crisis. However, in October, U.S. stocks receded as a number of major companies reported lower-than-expected earnings, and equities in Japan faltered based on continued weakness for that country's export market. The aftermath of Hurricane Sandy and uncertainty leading up to the U.S. presidential election sparked additional market volatility, but beginning in mid-November and through year-end 2012, investors again embraced risk and staged a sharp rally.

   Europe was the leading region during the reporting period as its financial stocks performed strongly. Financials also posted favorable returns in other regions of the world. Among developed markets, U.S. equities lagged due to the underperformance of domestic utilities and information technology stocks.

o  PLEASE DISCUSS THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD.

   Batterymarch maintains a broad industry sector neutrality as a risk control measure, therefore, stock selection is the primary driver of our performance relative to the Index. During the reporting period, stock selection contributed meaningfully to relative performance, and was especially strong within the energy and health care sectors. Selection was also favorable across all major regions except Japan, where the consumer discretionary and industrials sectors proved challenging. In terms of sector allocation, an underweight to U.S. utilities and consumer staples issues contributed strongly, as did an overweight to non-bank financials within Europe. The Fund's overall position in emerging markets detracted from returns during the reporting period.

   Overweight positions in Valero Energy Corp. and ITV plc along with an underweight position in Apple, Inc., were the top contributors at the security level. The largest individual detractors for the reporting

   Dell Inc. was sold out of the Fund prior to January 31, 2013.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   period were the emerging markets holdings KIA Motors Corp. and Companhia Energetica de Sao Paulo SA. Additionally, an overweight position in Dell, Inc. also detracted from performance.

o  HOW IS THE FUND POSITIONED REGIONALLY?

   The Fund's regional weightings are largely a byproduct of individual stock rankings. As of the end of the reporting period, the Fund held a significant weighting in emerging markets, which are almost unrepresented in the MSCI World Index. The Fund also is overweight slightly to Japan. Our largest underweights are to the United States and the combined "region" of commodity-oriented Australia, New Zealand, and Canada.

o  WHAT IS YOUR OUTLOOK FOR GLOBAL STOCKS?

   Batterymarch believes that the outlook for global equities remains compelling. Narrowing credit spreads and steeper bond yields seem to signal stronger risk appetite on the part of investors. In addition, the performance of the financial sector has been strong in recent months, which we also view as a positive indicator. As central banks worldwide continue their monetary easing measures, we expect global companies to invest for growth and make acquisitions. Going forward, risk factors to global growth include margin pressures on U.S. companies and possible austerity measures within a number of countries.

   On behalf of USAA, thank you for your investment in the Fund.

   Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

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4  | USAA CAPITAL GROWTH FUND

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INVESTMENT OVERVIEW

USAA CAPITAL GROWTH FUND (Ticker Symbol: USCGX)

--------------------------------------------------------------------------------
                                       1/31/13                      7/31/12
--------------------------------------------------------------------------------
Net Assets                         $609.2 Million               $568.9 Million
Net Asset Value Per Share               $7.23                        $6.44

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
   8/1/12-1/31/13*            1 Year             5 Years             10 Years
       13.87%                 13.52%             -1.15%                9.01%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
     1 Year                             5 Years                      10 Years
     14.23%                             -3.87%                         8.30%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/12**
--------------------------------------------------------------------------------
  Before Reimbursement      1.38%               After Reimbursement      1.30%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.30% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which exclude acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA CAPITAL           LIPPER GLOBAL            MSCI WORLD
                     GROWTH FUND             FUNDS INDEX               INDEX
 1/31/2003           $10,000.00              $10,000.00              $10,000.00
 2/28/2003             9,878.05                9,753.92                9,824.99
 3/31/2003            10,195.12                9,646.13                9,792.55
 4/30/2003            11,048.78               10,474.24               10,660.35
 5/31/2003            12,121.95               11,119.32               11,267.29
 6/30/2003            12,317.07               11,332.82               11,460.87
 7/31/2003            13,219.51               11,572.37               11,692.27
 8/31/2003            13,975.61               11,878.72               11,943.44
 9/30/2003            13,804.88               11,943.65               12,015.32
10/31/2003            15,195.12               12,622.95               12,727.14
11/30/2003            15,853.66               12,857.26               12,919.50
12/31/2003            15,756.10               13,632.88               13,729.04
 1/31/2004            16,341.46               13,918.92               13,949.34
 2/29/2004            16,341.46               14,216.14               14,182.92
 3/31/2004            16,365.85               14,155.39               14,088.81
 4/30/2004            15,756.10               13,789.46               13,800.25
 5/31/2004            15,951.22               13,836.14               13,915.41
 6/30/2004            16,512.20               14,068.99               14,211.87
 7/31/2004            15,292.68               13,543.25               13,747.85
 8/31/2004            14,926.83               13,551.04               13,808.28
 9/30/2004            15,975.61               13,913.26               14,069.50
10/31/2004            16,195.12               14,245.76               14,413.78
11/30/2004            17,634.15               15,040.20               15,170.96
12/31/2004            18,317.07               15,592.61               15,750.08
 1/31/2005            17,829.27               15,296.18               15,395.47
 2/28/2005            18,414.63               15,784.23               15,883.17
 3/31/2005            17,634.15               15,455.67               15,576.19
 4/30/2005            16,536.59               15,109.48               15,235.49
 5/31/2005            17,536.59               15,366.12               15,506.19
 6/30/2005            18,268.29               15,530.35               15,640.36
 7/31/2005            19,048.78               16,144.07               16,186.70
 8/31/2005            18,682.93               16,343.21               16,308.67
 9/30/2005            18,975.61               16,778.85               16,732.27
10/31/2005            18,268.29               16,399.90               16,326.33
11/30/2005            19,000.00               16,920.36               16,870.31
12/31/2005            19,874.55               17,446.51               17,244.07
 1/31/2006            21,020.20               18,343.15               18,014.07
 2/28/2006            20,995.29               18,214.87               17,987.25
 3/31/2006            21,593.02               18,681.06               18,382.77
 4/30/2006            22,390.00               19,191.88               18,940.89
 5/31/2006            21,119.82               18,481.78               18,293.89
 6/30/2006            21,169.63               18,441.49               18,288.52
 7/31/2006            21,319.06               18,444.52               18,402.66
 8/31/2006            21,916.80               18,929.27               18,880.34
 9/30/2006            21,991.51               19,188.47               19,105.46
10/31/2006            22,863.20               19,802.20               19,806.69
11/30/2006            23,635.27               20,368.45               20,291.71
12/31/2006            24,331.52               20,813.06               20,704.27
 1/31/2007            24,700.18               21,133.96               20,948.68
 2/28/2007            24,558.39               20,920.84               20,839.68
 3/31/2007            25,238.99               21,341.78               21,221.15
 4/30/2007            26,033.02               22,157.90               22,157.04
 5/31/2007            27,053.93               22,842.23               22,777.87
 6/30/2007            26,827.06               22,809.00               22,602.18
 7/31/2007            26,486.76               22,347.58               22,101.62
 8/31/2007            26,430.04               22,309.96               22,084.86
 9/30/2007            28,301.70               23,219.57               23,135.11
10/31/2007            29,634.54               24,010.97               23,844.70
11/30/2007            27,791.25               22,954.23               22,870.03
12/31/2007            27,426.96               22,743.57               22,574.97
 1/31/2008            25,103.16               21,139.59               20,849.81
 2/29/2008            25,133.74               20,950.94               20,729.13
 3/31/2008            24,644.52               20,820.00               20,530.44
 4/30/2008            25,989.87               21,731.49               21,609.48
 5/31/2008            26,723.70               22,031.97               21,938.98
 6/30/2008            24,919.70               20,209.96               20,189.20
 7/31/2008            24,155.29               19,738.86               19,695.89
 8/31/2008            23,207.43               19,521.83               19,419.22
 9/30/2008            20,547.29               17,457.91               17,109.54
10/31/2008            16,511.21               14,320.93               13,865.56
11/30/2008            15,165.86               13,361.04               12,968.06
12/31/2008            15,501.18               13,924.69               13,384.12
 1/31/2009            14,191.22               12,881.76               12,211.59
 2/28/2009            12,850.07               11,784.58               10,961.63
 3/31/2009            13,661.00               12,566.67               11,788.23
 4/30/2009            14,596.68               13,751.09               13,110.62
 5/31/2009            15,750.69               14,993.35               14,298.52
 6/30/2009            15,625.94               14,963.72               14,234.02
 7/31/2009            17,060.65               16,213.24               15,439.59
 8/31/2009            17,559.68               16,857.76               16,076.55
 9/30/2009            18,245.85               17,473.17               16,717.34
10/31/2009            17,871.58               17,113.47               16,419.92
11/30/2009            18,651.32               17,779.35               17,090.88
12/31/2009            19,090.70               18,250.00               17,397.79
 1/31/2010            18,175.61               17,557.38               16,678.72
 2/28/2010            18,491.15               17,802.05               16,913.83
 3/31/2010            19,879.57               18,841.51               17,961.31
 4/30/2010            19,721.79               18,914.26               17,963.83
 5/31/2010            17,828.50               17,160.80               16,250.00
 6/30/2010            17,102.74               16,647.90               15,686.20
 7/31/2010            18,617.37               17,966.50               16,957.92
 8/31/2010            17,828.50               17,277.43               16,324.80
 9/30/2010            19,627.13               18,970.13               17,847.02
10/31/2010            20,542.22               19,729.34               18,512.27
11/30/2010            20,100.45               19,330.94               18,112.60
12/31/2010            21,405.69               20,693.48               19,444.34
 1/31/2011            21,692.37               20,986.69               19,883.62
 2/28/2011            22,361.30               21,658.46               20,579.80
 3/31/2011            22,393.15               21,702.37               20,376.85
 4/30/2011            23,253.20               22,514.70               21,242.51
 5/31/2011            22,711.69               22,029.91               20,801.83
 6/30/2011            22,425.01               21,611.34               20,472.75
 7/31/2011            22,010.91               21,122.80               20,101.53
 8/31/2011            20,099.69               19,425.20               18,685.23
 9/30/2011            18,124.76               17,430.10               17,071.38
10/31/2011            20,067.83               19,245.95               18,837.19
11/30/2011            19,908.56               18,901.40               18,377.27
12/31/2011            19,712.75               18,632.67               18,367.06
 1/31/2012            20,876.12               19,821.50               19,288.77
 2/29/2012            21,716.34               20,805.08               20,231.00
 3/31/2012            21,845.60               20,940.60               20,491.10
 4/30/2012            21,619.39               20,571.82               20,258.41
 5/31/2012            19,615.80               18,734.32               18,509.62
 6/30/2012            20,585.28               19,568.27               19,452.79
 7/31/2012            20,811.49               19,840.89               19,702.86
 8/31/2012            21,328.55               20,188.33               20,202.36
 9/30/2012            21,877.92               20,705.85               20,757.39
10/31/2012            21,651.71               20,688.91               20,617.12
11/30/2012            22,007.18               20,922.38               20,881.12
12/31/2012            22,518.12               21,597.13               21,273.82
 1/31/2013            23,698.11               22,668.40               22,357.49

                                   [END CHART]

                          Data from 1/31/03 to 1/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund to the following benchmarks:

o The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

o The unmanaged MSCI World Index reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

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6  | USAA CAPITAL GROWTH FUND

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                               o TOP 10 HOLDINGS o
                                  AS OF 1/31/13
                                (% of Net Assets)

Valero Energy Corp. ...................................................   1.7%
Exxon Mobil Corp. .....................................................   1.5%
ITV plc ...............................................................   1.2%
Cisco Systems, Inc. ...................................................   1.2%
Hannover Rueckversicherung AG .........................................   1.1%
Muenchener Rueckversicherungs-Gesellschaft AG .........................   1.1%
Reinsurance Group of America, Inc. "A" ................................   1.1%
Next plc ..............................................................   1.1%
Apple, Inc. ...........................................................   1.0%
Altria Group, Inc. ....................................................   1.0%

                        o ASSET ALLOCATION -- 1/31/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                               21.6%
INFORMATION TECHNOLOGY                                                   11.4%
CONSUMER DISCRETIONARY                                                   10.5%
CONSUMER STAPLES                                                         10.4%
INDUSTRIALS                                                               9.7%
ENERGY                                                                    9.6%
HEALTH CARE                                                               9.0%
MATERIALS                                                                 8.9%
TELECOMMUNICATION SERVICES                                                4.1%
UTILITIES                                                                 4.1%
MONEY MARKET INSTRUMENTS                                                  0.7%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 9-18.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                  o ASSET ALLOCATION BY COUNTRY -- 1/31/2013 o

                   [PIE CHART OF ASSET ALLOCATION BY COUNTRY]

UNITED STATES                                                            39.9%
JAPAN                                                                    10.1%
GERMANY                                                                   7.1%
UNITED KINGDOM                                                            6.4%
CHINA                                                                     4.5%
CANADA                                                                    3.5%
OTHER*                                                                   27.8%

                                   [END CHART]

* Includes countries with less than 3% of portfolio.

  Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

8  | USAA CAPITAL GROWTH FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY SECURITIES (99.3%)

             COMMON STOCKS (98.7%)

             CONSUMER DISCRETIONARY (10.5%)
             ------------------------------
             ADVERTISING (0.8%)
   308,999   WPP plc                                                    $  4,859
                                                                        --------
             APPAREL RETAIL (1.0%)
    87,200   Gap, Inc.                                                     2,849
    73,500   TJX Companies, Inc.                                           3,321
                                                                        --------
                                                                           6,170
                                                                        --------
             AUTOMOBILE MANUFACTURERS (1.7%)
    15,862   Hyundai Motor Co. Ltd.                                        2,986
   663,000   Isuzu Motors Ltd.                                             4,154
    68,450   KIA Motors Corp.                                              3,250
                                                                        --------
                                                                          10,390
                                                                        --------
             AUTOMOTIVE RETAIL (0.3%)
    18,500   O'Reilly Automotive, Inc.*                                    1,714
                                                                        --------
             BROADCASTING (1.2%)
 3,924,096   ITV plc                                                       7,145
                                                                        --------
             CABLE & SATELLITE (1.2%)
    85,600   Comcast Corp. "A"                                             3,260
    47,100   Time Warner Cable, Inc.                                       4,208
                                                                        --------
                                                                           7,468
                                                                        --------
             DEPARTMENT STORES (1.7%)
   100,200   Macy's, Inc.                                                  3,959
   100,343   Next plc                                                      6,458
                                                                        --------
                                                                          10,417
                                                                        --------
             HOMEFURNISHING RETAIL (0.6%)
    50,150   Nitori Co. Ltd.                                               3,834
                                                                        --------
             HOUSEWARES & SPECIALTIES (0.5%)
    52,300   Jarden Corp.*                                                 3,077
                                                                        --------
             LEISURE PRODUCTS (0.3%)
   128,300   NAMCO BANDAI Holdings, Inc.                                   1,828
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             RESTAURANTS (0.7%)
   128,700   Brinker International, Inc.                                $  4,214
                                                                        --------
             SPECIALTY STORES (0.5%)
    40,000   PetSmart, Inc.                                                2,616
                                                                        --------
             Total Consumer Discretionary                                 63,732
                                                                        --------
             CONSUMER STAPLES (10.4%)
             ------------------------
             BREWERS (0.6%)
    62,489   Heineken Holding N.V.                                         3,693
                                                                        --------
             DISTILLERS & VINTNERS (0.4%)
 5,450,000   Thai Beverage Public Co. Ltd.                                 2,312
                                                                        --------
             DRUG RETAIL (0.8%)
    90,400   CVS Caremark Corp.                                            4,628
                                                                        --------
             FOOD RETAIL (2.6%)
    77,800   FamilyMart Co. Ltd.                                           3,131
   308,936   Koninklijke Ahold N.V.                                        4,539
    62,100   Metro, Inc.                                                   3,855
   234,800   Safeway, Inc.                                                 4,520
                                                                        --------
                                                                          16,045
                                                                        --------
             HOUSEHOLD PRODUCTS (1.4%)
    40,000   Kimberly-Clark Corp.                                          3,580
    67,200   Procter & Gamble Co.                                          5,051
                                                                        --------
                                                                           8,631
                                                                        --------
             HYPERMARKETS & SUPER CENTERS (1.0%)
   409,235   Distribuidora Internacional de Alimentacion S.A.              3,025
    42,000   Wal-Mart Stores, Inc.                                         2,938
                                                                        --------
                                                                           5,963
                                                                        --------
             PACKAGED FOODS & MEAT (1.2%)
   122,593   Suedzucker AG                                                 5,247
    67,000   Toyo Suisan Kaisha Ltd.                                       1,859
                                                                        --------
                                                                           7,106
                                                                        --------
             PERSONAL PRODUCTS (0.4%)
    63,800   Nu Skin Enterprises, Inc. "A"                                 2,703
                                                                        --------
             TOBACCO (2.0%)
   174,500   Altria Group, Inc.                                            5,877
    74,139   Imperial Tobacco Group plc                                    2,757
   121,600   Japan Tobacco, Inc.                                           3,786
                                                                        --------
                                                                          12,420
                                                                        --------
             Total Consumer Staples                                       63,501
                                                                        --------

================================================================================

10  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             ENERGY (9.6%)
             -------------
             COAL & CONSUMABLE FUELS (0.4%)
   556,000   China Shenhua Energy Co. Ltd. "H"                          $  2,398
                                                                        --------
             INTEGRATED OIL & GAS (3.8%)
   137,751   ENI S.p.A.                                                    3,458
   103,300   Exxon Mobil Corp.                                             9,294
    41,603   Lukoil OAO ADR                                                2,808
   115,449   Royal Dutch Shell plc "A"                                     4,093
   102,000   Suncor Energy, Inc.                                           3,467
                                                                        --------
                                                                          23,120
                                                                        --------
             OIL & GAS DRILLING (0.4%)
   140,000   Ensign Energy Services, Inc.                                  2,392
                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (2.1%)
   233,600   Petroleum Geo-Services ASA                                    4,144
    65,900   ShawCor Ltd. "A"                                              2,649
   149,676   TGS Nopec Geophysical Co. ASA                                 5,589
                                                                        --------
                                                                          12,382
                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
       519   INPEX Corp.                                                   3,008
                                                                        --------
             OIL & GAS REFINING & MARKETING (2.4%)
    72,100   Phillips 66 Co.                                               4,367
   239,000   Valero Energy Corp.                                          10,452
                                                                        --------
                                                                          14,819
                                                                        --------
             Total Energy                                                 58,119
                                                                        --------
             FINANCIALS (21.2%)
             ------------------
             DIVERSIFIED BANKS (9.7%)
 9,278,000   Bank of China Ltd. "H"                                        4,582
    39,200   Bank of Nova Scotia                                           2,305
 1,120,500   BOC Hong Kong Holdings Ltd.                                   3,843
 5,021,000   China Construction Bank Corp. "H"                             4,331
 3,357,500   China Minsheng Bank "H"                                       4,840
 6,758,000   Industrial and Commercial Bank of China Ltd. "H"              5,089
   355,800   Kasikornbank Public Co. Ltd. NVDR                             2,368
 2,080,500   Mizuho Financial Group, Inc.                                  4,163
    36,400   National Bank of Canada                                       2,895
   422,000   Oversea-Chinese Banking Corp. Ltd.                            3,335
    46,400   Royal Bank of Canada                                          2,890
    89,300   Sumitomo Mitsui Financial Group, Inc.                         3,584
   363,165   Turkiye Halk Bankasi A.S.                                     3,593

================================================================================

                                                 PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   593,825   Turkiye Is Bankasi "C"                                     $  2,195
   132,600   U.S. Bancorp                                                  4,389
   140,500   Wells Fargo & Co.                                             4,894
                                                                        --------
                                                                          59,296
                                                                        --------
             LIFE & HEALTH INSURANCE (1.8%)
    57,500   AFLAC, Inc.                                                   3,051
   168,300   Protective Life Corp.                                         5,325
    46,100   Prudential Financial, Inc.                                    2,668
                                                                        --------
                                                                          11,044
                                                                        --------
             MULTI-LINE INSURANCE (2.0%)
    36,300   Allianz SE                                                    5,192
   113,100   Assurant, Inc.                                                4,325
    19,280   Powszechny Zaklad Ubezpieczen S.A.                            2,542
                                                                        --------
                                                                          12,059
                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
   120,000   JPMorgan Chase & Co.                                          5,646
    29,690   ORIX Corp.                                                    3,172
                                                                        --------
                                                                           8,818
                                                                        --------
             PROPERTY & CASUALTY INSURANCE (1.0%)
    77,690   Admiral Group                                                 1,507
    26,600   Allied World Assurance Co.                                    2,257
    98,700   First American Financial Corp.                                2,358
                                                                        --------
                                                                           6,122
                                                                        --------
             REAL ESTATE DEVELOPMENT (0.8%)
   576,000   China Overseas Land & Investment Ltd.                         1,790
 5,527,000   Country Garden Holdings Co. Ltd.*                             2,943
                                                                        --------
                                                                           4,733
                                                                        --------
             REGIONAL BANKS (0.3%)
    43,200   Bank of Hawaii Corp.                                          2,078
                                                                        --------
             REINSURANCE (3.7%)
    85,154   Hannover Rueckversicherung AG                                 6,875
    36,096   Muenchener Rueckversicherungs-Gesellschaft AG                 6,634
   112,832   Reinsurance Group of America, Inc. "A"                        6,475
    27,100   RenaissanceRe Holdings Ltd.                                   2,321
                                                                        --------
                                                                          22,305
                                                                        --------
             SPECIALIZED FINANCE (0.5%)
   143,927   London Stock Exchange Group plc                               2,748
                                                                        --------
             Total Financials                                            129,203
                                                                        --------

================================================================================

12  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HEALTH CARE (9.0%)
             ------------------
             BIOTECHNOLOGY (1.9%)
    67,635   Actelion Ltd.                                              $  3,352
    35,500   Amgen, Inc.                                                   3,034
    27,500   Celgene Corp.*                                                2,721
    89,600   Myriad Genetics, Inc.*                                        2,425
                                                                        --------
                                                                          11,532
                                                                        --------
             HEALTH CARE DISTRIBUTORS (1.3%)
    33,300   McKesson Corp.                                                3,504
   140,400   Suzuken Co. Ltd.                                              4,302
                                                                        --------
                                                                           7,806
                                                                        --------
             HEALTH CARE FACILITIES (1.4%)
   113,300   Community Health Systems, Inc.                                4,343
   108,700   HCA Holdings, Inc.                                            4,093
                                                                        --------
                                                                           8,436
                                                                        --------
             HEALTH CARE SERVICES (0.3%)
    46,400   Omnicare, Inc.                                                1,807
                                                                        --------
             MANAGED HEALTH CARE (1.4%)
    73,500   Aetna, Inc.                                                   3,545
    92,200   UnitedHealth Group, Inc.                                      5,090
                                                                        --------
                                                                           8,635
                                                                        --------
             PHARMACEUTICALS (2.7%)
    25,033   Novo Nordisk A/S "B"                                          4,606
   172,462   Orion Oyj "B"                                                 4,819
    20,831   Roche Holding AG                                              4,610
    74,176   Shire plc                                                     2,486
                                                                        --------
                                                                          16,521
                                                                        --------
             Total Health Care                                            54,737
                                                                        --------
             INDUSTRIALS (9.7%)
             ------------------
             AEROSPACE & DEFENSE (4.3%)
    41,900   Alliant Techsystems, Inc.                                     2,712
    56,500   Boeing Co.                                                    4,174
 1,295,843   Cobham plc                                                    4,351
    35,500   Huntington Ingalls Industries, Inc.                           1,573
    47,600   Lockheed Martin Corp.                                         4,135
    22,766   MTU Aero Engines Holding AG                                   2,170
    60,600   Northrop Grumman Corp.                                        3,941
    65,500   Raytheon Co.                                                  3,450
                                                                        --------
                                                                          26,506
                                                                        --------

================================================================================

                                                 PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS (0.3%)
    91,742   Deutsche Post AG                                           $  2,154
                                                                        --------
             AIRLINES (0.7%)
    90,300   Alaska Air Group, Inc.*                                       4,166
                                                                        --------
             CONSTRUCTION & ENGINEERING (1.2%)
 1,669,000   China Railway Construction Corp. "H"                          1,810
    30,479   Daelim Industrial Co. Ltd. *                                  2,595
    96,936   Monadelphous Group Ltd.                                       2,693
                                                                        --------
                                                                           7,098
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
   221,000   Hino Motors                                                   2,320
                                                                        --------
             INDUSTRIAL CONGLOMERATES (0.6%)
    66,271   Rheinmetall AG                                                3,528
                                                                        --------
             INDUSTRIAL MACHINERY (0.3%)
    20,500   Duerr AG                                                      2,008
                                                                        --------
             RAILROADS (1.5%)
    36,700   Central Japan Railway Co.                                     3,211
    46,100   East Japan Railway Co.                                        3,115
    74,300   West Japan Railway Co.                                        2,933
                                                                        --------
                                                                           9,259
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
   304,000   Marubeni Corp.                                                2,231
                                                                        --------
             Total Industrials                                            59,270
                                                                        --------
             INFORMATION TECHNOLOGY (11.4%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (2.1%)
   968,900   Brocade Communications Systems, Inc.*                         5,542
   343,700   Cisco Systems, Inc.                                           7,070
                                                                        --------
                                                                          12,612
                                                                        --------
             COMPUTER HARDWARE (1.0%)
    14,200   Apple, Inc.                                                   6,465
                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (0.6%)
    74,500   Western Digital Corp.                                         3,501
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (2.3%)
    72,400   Computer Sciences Corp.                                       3,027
   145,700   CoreLogic, Inc.*                                              3,823
    46,900   NeuStar, Inc. "A"*                                            2,117
   150,800   Total System Services, Inc.                                   3,506
   115,100   Western Union Co.                                             1,638
                                                                        --------
                                                                          14,111
                                                                        --------

================================================================================

14  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HOME ENTERTAINMENT SOFTWARE (0.4%)
   120,600   KONAMI Corp.                                               $  2,552
                                                                        --------
             INTERNET SOFTWARE & SERVICES (0.5%)
   107,000   AOL, Inc.                                                     3,280
                                                                        --------
             IT CONSULTING & OTHER SERVICES (1.7%)
    51,100   Accenture plc "A"                                             3,674
    74,516   Cap Gemini                                                    3,592
   130,305   Unisys Corp.*                                                 2,894
                                                                        --------
                                                                          10,160
                                                                        --------
             SEMICONDUCTORS (0.5%)
     2,169   Samsung Electronics Co. Ltd.                                  2,884
                                                                        --------
             SYSTEMS SOFTWARE (2.1%)
   155,991   Microsoft Corp.                                               4,285
   124,700   Oracle Corp.                                                  4,428
   195,800   Symantec Corp.*                                               4,263
                                                                        --------
                                                                          12,976
                                                                        --------
             TECHNOLOGY DISTRIBUTORS (0.2%)
    30,100   Avnet, Inc.*                                                  1,064
                                                                        --------
             Total Information Technology                                 69,605
                                                                        --------
             MATERIALS (8.9%)
             ----------------
             CONSTRUCTION MATERIALS (1.6%)
   311,200   Cemex S.A. de C.V. ADR*                                       3,376
 1,487,000   PT Indocement Tunggal Prakarsa Tbk                            3,321
 2,016,500   PT Semen Gresik (Perssero) Tbk                                3,261
                                                                        --------
                                                                           9,958
                                                                        --------
             DIVERSIFIED CHEMICALS (1.4%)
    56,600   BASF SE                                                       5,738
    21,400   PPG Industries, Inc.                                          2,950
                                                                        --------
                                                                           8,688
                                                                        --------
             DIVERSIFIED METALS & MINING (1.8%)
    85,592   BHP Billiton plc*                                             2,928
   992,378   Grupo Mexico S.A.B. de C.V. "B"                               3,692
    30,706   KGHM Polska Miedz S.A.                                        1,876
     6,389   Korea Zinc Co. Ltd.*                                          2,253
                                                                        --------
                                                                          10,749
                                                                        --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (1.8%)
    13,500   CF Industries Holdings, Inc.                                  3,094
    42,600   Sociedad Quimica y Minera Chile S.A. ADR                      2,421

================================================================================

                                                 PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     5,728   Syngenta AG                                                $  2,473
    48,346   Yara International ASA                                        2,580
                                                                        --------
                                                                          10,568
                                                                        --------
             GOLD (0.4%)
   220,708   Gold Fields Ltd.                                              2,560
                                                                        --------
             PAPER PACKAGING (0.8%)
    59,100   Packaging Corp. of America                                    2,271
   197,854   Smurfit Kappa Group plc                                       2,747
                                                                        --------
                                                                           5,018
                                                                        --------
             PAPER PRODUCTS (0.6%)
   282,141   Mondi plc                                                     3,343
                                                                        --------
             STEEL (0.5%)
   285,500   Metalurgica Gerdau S.A.                                       3,196
                                                                        --------
             Total Materials                                              54,080
                                                                        --------
             TELECOMMUNICATION SERVICES (4.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
   524,199   Hellenic Telecommunications Organization (OTE S.A.)*          4,413
    58,800   Nippon Telegraph & Telephone Corp.                            2,462
 1,283,434   Telecom Corp. of New Zealand Ltd.                             2,612
                                                                        --------
                                                                           9,487
                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (2.5%)
   183,300   America Movil S.A.B. de C.V. ADR "L"                          4,612
   208,800   Freenet AG                                                    4,498
    49,600   KDDI Corp.                                                    3,688
    78,000   SoftBank Corp.                                                2,781
                                                                        --------
                                                                          15,579
                                                                        --------
             Total Telecommunication Services                             25,066
                                                                        --------
             UTILITIES (3.9%)
             ----------------
             ELECTRIC UTILITIES (1.4%)
 1,085,377   Enel S.p.A.                                                   4,733
 2,103,577   Spark Infrastructure Group                                    3,850
                                                                        --------
                                                                           8,583
                                                                        --------
             GAS UTILITIES (1.2%)
   135,310   Enagas S.A.                                                   3,202
    96,520   Gas Natural SDG S.A.                                          1,927
 4,697,500   PT Perusahaan Gas Negara Persero Tbk                          2,255
                                                                        --------
                                                                           7,384
                                                                        --------

================================================================================

16  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MULTI-UTILITIES (0.9%)
   251,256   Gaz de France S.A.                                         $  5,155
                                                                        --------
             WATER UTILITIES (0.4%)
    55,400   Companhia de Saneamento Basico do Estado de Sao Paulo         2,496
                                                                        --------
             Total Utilities                                              23,618
                                                                        --------
             Total Common Stocks (cost: $510,786)                        600,931
                                                                        --------
             PREFERRED STOCKS (0.6%)

             FINANCIALS (0.4%)
             -----------------
             DIVERSIFIED BANKS (0.4%)
   489,300   Itausa - Investimentos Itau S.A.                              2,477
                                                                        --------
             Total Financials                                              2,477
                                                                        --------
             UTILITIES (0.2%)
             ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   126,500   Companhia Energetica de Sao Paulo S.A.                        1,255
                                                                        --------
             Total Utilities                                               1,255
                                                                        --------
             Total Preferred Stocks (cost: $4,383)                         3,732
                                                                        --------
             Total Equity Securities (cost: $515,169)                    604,663
                                                                        --------

             MONEY MARKET INSTRUMENTS (0.7%)

             MONEY MARKET FUNDS (0.7%)
 4,464,369   State Street Institutional Liquid Reserve Fund, 0.14%(a)
               (cost: $4,464)                                              4,464
                                                                        --------

             TOTAL INVESTMENTS (COST: $519,633)                         $609,127
                                                                        ========

--------------------------------------------------------------------------------------------------
                                      FORWARD                           CONTRACT        UNREALIZED
NUMBER OF                             CURRENCY           SETTLEMENT       VALUE       APPRECIATION
CONTRACTS     COUNTERPARTY            CONTRACTS             DATE          (000)              (000)
--------------------------------------------------------------------------------------------------
                                      CONTRACTS TO SELL (1.1%)
569,744,000   State Street Bank and
                Trust Co.             Japanese Yen        2/14/2013      $6,231               $307
                                                                         -------------------------

                                      RECEIVABLE AMOUNT ($6,538)         $6,231               $307
                                                                         =========================

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
--------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $600,931                $  -             $-    $600,931
  Preferred Stocks                            3,732                   -              -       3,732

Money Market Instruments:
  Money Market Funds                          4,464                   -              -       4,464
Forward Currency
  Contracts to Sell*                              -                 307              -         307
--------------------------------------------------------------------------------------------------
Total                                      $609,127                $307             $-    $609,434
--------------------------------------------------------------------------------------------------

* Forward currency contracts are valued at the unrealized appreciation/ (depreciation) of the contract.

For the period of August 1, 2012, through January 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

18  | USAA CAPITAL GROWTH FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 59.2% of net assets at January 31, 2013.

o PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

  ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

  NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

o SPECIFIC NOTES

  (a) Rate represents the money market fund annualized seven-day yield at January 31, 2013.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $519,633)          $ 609,127
   Cash denominated in foreign currencies (identified cost of $51)               51
   Receivables:
      Capital shares sold                                                       314
      USAA Asset Management Company (Note 5D)                                   106
      Dividends and interest                                                    423
      Securities sold                                                        11,698
   Unrealized appreciation on foreign currency contracts held, at value         293
                                                                          ---------
         Total assets                                                       622,012
                                                                          ---------
LIABILITIES
   Payables:
      Securities purchased                                                   11,730
      Capital shares redeemed                                                   416
   Accrued management fees                                                      383
   Accrued transfer agent's fees                                                 26
   Other accrued expenses and payables                                          220
                                                                          ---------
         Total liabilities                                                   12,775
                                                                          ---------
            Net assets applicable to capital shares outstanding           $ 609,237
                                                                          =========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $ 761,374
   Overdistribution of net investment income                                   (618)
   Accumulated net realized loss on investments                            (241,190)
   Net unrealized appreciation of investments                                89,494
   Net unrealized appreciation of foreign currency translations                 177
                                                                          ---------
            Net assets applicable to capital shares outstanding           $ 609,237
                                                                          =========
   Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                84,261
                                                                          =========
   Net asset value, redemption price, and offering price per share        $    7.23
                                                                          =========

See accompanying notes to financial statements.

================================================================================

20  | USAA CAPITAL GROWTH FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $234)                       $ 6,156
   Interest                                                                      5
                                                                           -------
         Total income                                                        6,161
                                                                           -------
EXPENSES
   Management fees                                                           2,209
   Administration and servicing fees                                           442
   Transfer agent's fees                                                     1,125
   Custody and accounting fees                                                  93
   Postage                                                                      42
   Shareholder reporting fees                                                   30
   Trustees' fees                                                                6
   Registration fees                                                            33
   Professional fees                                                            46
   Other                                                                         8
                                                                           -------
         Total expenses                                                      4,034
   Expenses reimbursed                                                        (206)
                                                                           -------
         Net expenses                                                        3,828
                                                                           -------
NET INVESTMENT INCOME                                                        2,333
                                                                           -------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
      Investments (net of foreign taxes withheld of $51)                    18,505
      Foreign currency transactions                                            158
   Change in net unrealized appreciation/depreciation of:
      Investments                                                           54,691
      Foreign currency translations                                            202
                                                                           -------
         Net realized and unrealized gain                                   73,556
                                                                           -------
   Increase in net assets resulting from operations                        $75,889
                                                                           =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited), and year ended July 31, 2012

------------------------------------------------------------------------------------
                                                            1/31/2013      7/31/2012
------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                     $  2,333      $   8,422
   Net realized gain (loss) on investments                     18,505        (18,063)
   Net realized gain on foreign currency transactions             158             51
   Change in net unrealized appreciation/depreciation of:
      Investments                                              54,691        (28,751)
      Foreign currency translations                               202            (65)
                                                             -----------------------
      Increase (decrease) in net assets resulting
         from operations                                       75,889        (38,406)
                                                             -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (8,225)        (8,266)
                                                             -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                   30,205         70,631
   Reinvested dividends                                         8,174          8,197
   Cost of shares redeemed                                    (65,710)      (147,116)
                                                             -----------------------
      Decrease in net assets from capital share
         transactions                                         (27,331)       (68,288)
                                                             -----------------------
   Net increase (decrease) in net assets                       40,333       (114,960)

NET ASSETS
   Beginning of period                                        568,904        683,864
                                                             -----------------------
   End of period                                             $609,237      $ 568,904
                                                             =======================
Accumulated undistributed (overdistribution of)
   net investment income:
   End of period                                             $   (618)     $   5,274
                                                             =======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                  4,429         11,172
   Shares issued for dividends reinvested                       1,195          1,359
   Shares redeemed                                             (9,646)       (23,267)
                                                             -----------------------
      Decrease in shares outstanding                           (4,022)       (10,736)
                                                             =======================

See accompanying notes to financial statements.

================================================================================

22  | USAA CAPITAL GROWTH FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

   and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The
       Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the

================================================================================

24  | USAA CAPITAL GROWTH FUND

================================================================================

       value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

   7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

       traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all forward currency contracts value based on methods discussed in
   Note 1C.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

26  | USAA CAPITAL GROWTH FUND

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

   FORWARD CURRENCY CONTRACTS -- The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JANUARY 31, 2013*
   (IN THOUSANDS)

                               ASSET DERIVATIVES                 LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------------
DERIVATIVES NOT       STATEMENT OF                          STATEMENT OF
ACCOUNTED FOR AS      ASSETS AND                            ASSETS AND
HEDGING               LIABILITIES                           LIABILITIES
INSTRUMENTS           LOCATION               FAIR VALUE     LOCATION              FAIR VALUE
--------------------------------------------------------------------------------------------
Foreign exchange      Unrealized                $307**      -                         $-
contracts             appreciation of
                      foreign currency
                      translations
--------------------------------------------------------------------------------------------

* For open derivative instruments as of January 31, 2013, see the portfolio of investments, which also is indicative of activity for the six-month period ended January 31, 2013.

** Includes cumulative appreciation (depreciation) of forward currency contracts as reported on the portfolio of investments.

THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2013 (IN THOUSANDS)

                                                                     CHANGE IN
DERIVATIVES                                                          UNREALIZED
NOT ACCOUNTED        STATEMENT OF                                    APPRECIATION
FOR AS HEDGING       OPERATIONS               REALIZED GAIN          (DEPRECIATION)
INSTRUMENTS          LOCATION                 ON DERIVATIVES         ON DERIVATIVES
------------------------------------------------------------------------------------
Foreign exchange     Net realized                  $394                   $247
contracts            gain (loss) on
                     foreign currency
                     transactions
------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is

================================================================================

28  | USAA CAPITAL GROWTH FUND

================================================================================

   recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

   arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended January 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

30  | USAA CAPITAL GROWTH FUND

================================================================================

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2013, the Fund paid CAPCO facility fees of $2,000, which represents 1.0% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2013, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2012, the Fund had pre-enactment capital loss carryforwards of $241,184,000, and post-enactment capital loss carryforwards of $6,812,000, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2018, as shown below. It is unlikely that the Board will

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
-----------------------------------------
EXPIRES                         BALANCE
-------                      ------------
 2017                        $124,315,000
 2018                         116,869,000
                             ------------
                    Total    $241,184,000
                             ============

POST-ENACTMENT CAPITAL LOSS CARRYFORWARDS
------------------------------------------
              TAX CHARACTER
------------------------------------------
(NO EXPIRATION)                   BALANCE
----------------                ----------
 Short-term                     $6,812,000
                                ----------
                       Total    $6,812,000
                                ==========

For the six-month period ended January 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2013, were $283,329,000 and $314,210,000, respectively.

As of January 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2013, were $98,746,000 and $9,252,000, respectively, resulting in net unrealized appreciation of $89,494,000.

================================================================================

32  | USAA CAPITAL GROWTH FUND

================================================================================

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Global Funds Index over the performance period. The Lipper Global Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                      ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                        AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------------
+/- 1.00% to 4.00%                         +/- 0.04%
+/- 4.01% to 7.00%                         +/- 0.05%
+/- 7.01% and greater                      +/- 0.06%

   (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point (0.01%). Average net assets of the shares class are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

   The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Funds Index over that period, even if the Fund had overall negative returns during the performance period.

   For the six-month period ended January 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $2,209,000.

B. SUBADVISORY AGREEMENT(S) -- The Manager has entered into an investment subadvisory agreement with Batterymarch Financial Management, Inc. (Batterymarch), under which Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.25% of the first $250 million of assets, 0.21% on assets over $250 million and up to $500 million, and 0.17% on assets over $500 million of the Fund's average net assets that Batterymarch manages. For the six-month period ended January 31, 2013, the Manager incurred subadvisory fees for the Fund, paid or payable to Batterymarch, of $647,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $442,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides

================================================================================

34  | USAA CAPITAL GROWTH FUND

================================================================================

   certain compliance and legal services for the benefit of the Fund. The
   Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2013, the Fund reimbursed the Manager $10,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2013, to limit the annual expenses of the Fund to 1.30% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2013, the Fund incurred reimbursable expenses of $206,000, of which $106,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,125,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                    YEAR ENDED JULY 31,
                             --------------------------------------------------------------------------
                                  2013         2012         2011         2010         2009         2008
                             --------------------------------------------------------------------------
Net asset value at
  beginning of period         $   6.44     $   6.91     $   5.90     $   5.47     $   7.90     $   9.34
                              -------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .03          .10          .08          .05          .09          .08
  Net realized and
    unrealized gain (loss)         .86         (.48)         .99          .45        (2.42)        (.80)
                              -------------------------------------------------------------------------
Total from investment
  operations                       .89         (.38)        1.07          .50        (2.33)        (.72)
                              -------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.10)        (.09)        (.06)        (.07)        (.10)        (.05)
  Realized capital gains             -            -            -            -            -         (.67)
                              -------------------------------------------------------------------------
Total distributions               (.10)        (.09)        (.06)        (.07)        (.10)        (.72)
                              -------------------------------------------------------------------------
Net asset value at
  end of period               $   7.23     $   6.44     $   6.91     $   5.90     $   5.47     $   7.90
                              =========================================================================
Total return (%)*                13.87        (5.45)       18.23         9.12       (29.37)       (8.80)
Net assets at
  end of period (000)         $609,237     $568,904     $683,864     $646,422     $590,330     $817,210
Ratios to average
  net assets:**
  Expenses (%)(a),(b)             1.30(c)      1.30         1.30         1.30         1.26         1.20
  Expenses, excluding
    reimbursements (%)(b)         1.37(c)      1.38         1.34         1.44         1.63         1.41
  Net investment income (%)        .79(c)      1.43         1.31         1.00         1.83         1.26
Portfolio turnover (%)              49          100          113(d)       219          285          210

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $584,604,000.
(a) Effective December 1, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.30% of the Fund's average net assets. Prior to December 1, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.20% of the Fund's average net assets from December 1, 2006, through November 30, 2008.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects decreased trading activity due to volatile market environment.

================================================================================

36  | USAA CAPITAL GROWTH FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2012, through January 31, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                    BEGINNING             ENDING          DURING PERIOD*
                                  ACCOUNT VALUE       ACCOUNT VALUE      AUGUST 1, 2012 -
                                 AUGUST 1, 2012       JANUARY 31, 2013   JANUARY 31, 2013
                                 ---------------------------------------------------------
Actual                              $1,000.00           $1,138.70              $7.01

Hypothetical
  (5% return before expenses)        1,000.00            1,018.65               6.61

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 13.87% for the six-month period of August 1, 2012, through January 31, 2013.

================================================================================

38  | USAA CAPITAL GROWTH FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    36843-0313                               (C)2013, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2013

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     03-26-2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03-27-2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03-27-2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.